UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Cash Flows from Operating Activities
Net income	$ 138.5		$ 93.1
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	43.9		30.9
Amortization of deferred loan charges	3.2		3.1
Amortization of mobilization revenue	(10.0)		(6.6)
Unrealized (gain)/ loss related to derivative financial instruments	(28.6)		10.5
Payment for long term maintenance	0		(1)
Deferred income tax expense (benefit)	0.1		0.1
Changes in operating assets and liabilities, net of effect of acquisitions
Mobilization fees received from customers	4.6		41.4
Trade accounts receivable	(47.5)		(52.0)
Mobilization revenue receivable	(5.6)		(41.3)
Trade accounts payable	(6.8)		(0.4)
Related party payables	7.2		0
Other assets	23.7		15.0
Other liabilities	(1.6)		3.4
Net cash provided by operating activities	121.1		96.2
Cash Flows from Investing Activities
Additions to newbuildings and rigs	(35.0)		(68.0)
Net cash used in investing activities	(35.0)		(68.0)
Cash Flows from Financing Activities
Proceeds from long term debt related party	109.5		0
Repayments of debt	(170.1)		(90.4)
Debt fees paid	(0.3)		0
Proceeds from related party loans	99.6		0
Cash Distributions	(50)		0
Distribution to Seadrill Limited for the acquisition of Tender rig T-15	(76.1)		0
Owner's funding (paid)/received	31.8		48.1
Net cash used in financing activities	(55.6)		(42.3)
Net increase/(decrease) in cash and cash equivalents	30.5		(14.1)
Cash and cash equivalents at beginning of the period	19.5	[1]	15.3
Cash and cash equivalents at the end of period	50.0		1.2
Supplementary disclosure of cash flow information
Interest paid net of capitalized interest	28.4		14.7
Taxes paid	$ 15.2		$ 4.9

[1]	Restated